Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Banks (27.4%)
	JPMorgan Chase & Co.	4,457,323	1,113,083
	Bank of America Corp.	10,942,697	519,888
	Wells Fargo & Co.	5,333,738	406,271
	Citigroup Inc.	2,988,179	211,772
	PNC Financial Services Group Inc.	623,562	133,891
	US Bancorp	2,447,101	130,406
	Truist Financial Corp.	2,102,119	100,229
	M&T Bank Corp.	262,660	57,783
	Fifth Third Bancorp	1,058,878	50,890
	Huntington Bancshares Inc.	2,272,124	40,921
	Regions Financial Corp.	1,431,634	39,026
	First Citizens BancShares Inc. Class A	15,801	36,263
	Citizens Financial Group Inc.	701,587	33,774
	KeyCorp	1,494,165	29,106
	East West Bancorp Inc.	216,833	23,782
	First Horizon Corp.	840,963	17,770
	Webster Financial Corp.	268,282	16,574
	Pinnacle Financial Partners Inc.	120,578	15,327
	Western Alliance Bancorp	163,597	15,314
	Comerica Inc.	207,610	15,000
	Wintrust Financial Corp.	103,876	14,336
	Commerce Bancshares Inc.	191,863	14,150
	Zions Bancorp NA	231,204	13,993
	Cullen/Frost Bankers Inc.	95,145	13,379
	SouthState Corp.	119,318	13,207
	Synovus Financial Corp.	225,358	12,861
	Prosperity Bancshares Inc.	148,972	12,473
	Old National Bancorp	499,168	11,561
	Popular Inc.	112,821	11,210
	Cadence Bank	285,360	10,898
	Glacier Bancorp Inc.	177,486	10,275
	Columbia Banking System Inc.	327,040	10,142
	FNB Corp.	562,808	9,652
	Home BancShares Inc.	298,595	9,483
	UMB Financial Corp.	72,370	9,082
	United Bankshares Inc.	210,882	8,914
	Bank OZK	167,596	8,375
	Hancock Whitney Corp.	135,530	8,048
	First Financial Bankshares Inc.	190,039	7,921
	ServisFirst Bancshares Inc.	81,057	7,764
	Valley National Bancorp	678,753	7,222
	Ameris Bancorp	102,290	7,189
*	Axos Financial Inc.	84,340	6,988
*	Texas Capital Bancshares Inc.	72,494	6,412
	International Bancshares Corp.	87,610	6,407
	Associated Banc-Corp.	236,623	6,316
	United Community Banks Inc.	185,579	6,274
	Fulton Financial Corp.	285,801	6,168
	Atlantic Union Bankshares Corp.	139,611	5,924
	Flagstar Financial Inc.	487,410	5,834
	Community Financial System Inc.	82,814	5,733
	Eastern Bankshares Inc.	302,415	5,637
	Cathay General Bancorp	107,755	5,604
	First Hawaiian Inc.	200,403	5,533
	WSFS Financial Corp.	91,866	5,514
	First BanCorp (XNYS)	254,699	5,267
	First Interstate BancSystem Inc. Class A	148,674	5,199
	CVB Financial Corp.	218,448	5,116
	Bank of Hawaii Corp.	62,352	4,925
	BankUnited Inc.	116,662	4,908

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	Park National Corp.	25,202	4,797
	Independent Bank Corp. (XNGS)	65,880	4,769
	Simmons First National Corp. Class A	194,563	4,759
	WaFd Inc.	128,064	4,685
	Heartland Financial USA Inc.	67,329	4,549
	First Financial Bancorp	149,154	4,405
	Towne Bank	117,109	4,290
*	Bancorp Inc.	73,057	4,269
	Pacific Premier Bancorp Inc.	150,165	4,265
	BancFirst Corp.	33,510	4,232
	BOK Financial Corp.	35,080	4,170
	Provident Financial Services Inc.	192,720	4,070
	Banner Corp.	53,583	3,997
	First Merchants Corp.	90,963	3,980
	Seacoast Banking Corp. of Florida	132,615	3,973
	Independent Bank Group Inc.	58,029	3,883
	Banc of California Inc.	222,385	3,832
	Renasant Corp.	101,042	3,801
*	Triumph Financial Inc.	34,619	3,707
	NBT Bancorp Inc.	73,600	3,689
	Trustmark Corp.	90,925	3,556
	Enterprise Financial Services Corp.	58,441	3,541
	Pathward Financial Inc.	39,643	3,325
	FB Financial Corp.	58,567	3,306
	OFG Bancorp	72,777	3,306
	Stock Yards Bancorp Inc.	43,332	3,298
	WesBanco Inc.	92,913	3,284
	First Commonwealth Financial Corp.	161,572	3,042
	City Holding Co.	23,151	3,040
	First Bancorp/Southern Pines NC	64,069	3,030
	Lakeland Financial Corp.	40,336	2,963
	Northwest Bancshares Inc.	198,719	2,917
	National Bank Holdings Corp. Class A	58,771	2,806
	Live Oak Bancshares Inc.	56,383	2,673
*	Customers Bancorp Inc.	47,040	2,655
	Sandy Spring Bancorp Inc.	70,025	2,639
	Veritex Holdings Inc.	85,003	2,585
	Hope Bancorp Inc.	187,982	2,560
	S&T Bancorp Inc.	58,918	2,521
	Stellar Bancorp Inc.	80,490	2,496
	QCR Holdings Inc.	26,329	2,425
	Nicolet Bankshares Inc.	21,763	2,424
	Hilltop Holdings Inc.	76,178	2,411
	Westamerica BanCorp	42,096	2,409
	TriCo Bancshares	49,577	2,397
	First Busey Corp.	88,731	2,368
	Dime Community Bancshares Inc.	64,825	2,326
	German American Bancorp Inc.	46,204	2,078
	Berkshire Hills Bancorp Inc.	67,119	2,046
	Peoples Bancorp Inc.	55,452	1,945
	OceanFirst Financial Corp.	92,827	1,920
	Preferred Bank	20,257	1,911
	1st Source Corp.	28,962	1,879
	First Bancshares Inc.	47,420	1,761
	Brookline Bancorp Inc.	139,604	1,758
	Bank First Corp.	15,241	1,629
	ConnectOne Bancorp Inc.	58,278	1,603
	Origin Bancorp Inc.	45,821	1,574
	Premier Financial Corp.	56,008	1,552
	Southside Bancshares Inc.	44,060	1,547
	Tompkins Financial Corp.	19,452	1,484
	Univest Financial Corp.	45,958	1,460
	Heritage Financial Corp.	55,093	1,457
	Burke & Herbert Financial Services Corp.	20,975	1,453
	Community Trust Bancorp Inc.	23,954	1,413
	Capitol Federal Financial Inc.	202,437	1,352
	Central Pacific Financial Corp.	42,345	1,352
	Eagle Bancorp Inc.	45,562	1,338
	First Mid Bancshares Inc.	31,595	1,327
*	Coastal Financial Corp.	17,092	1,308

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	Byline Bancorp Inc.	41,585	1,307
	Amerant Bancorp Inc.	52,248	1,299
	Old Second Bancorp Inc.	68,890	1,281
	Hanmi Financial Corp.	47,764	1,263
	Horizon Bancorp Inc.	68,103	1,246
	Independent Bank Corp.	32,724	1,231
	Mercantile Bank Corp.	24,357	1,219
	First Community Bankshares Inc.	26,248	1,212
*	CrossFirst Bankshares Inc.	68,244	1,181
*	NB Bancorp Inc.	57,739	1,163
	TrustCo Bank Corp. NY	29,827	1,111
	Camden National Corp.	22,985	1,083
	Business First Bancshares Inc.	37,720	1,075
	Equity Bancshares Inc. Class A	21,785	1,045
	Southern Missouri Bancorp Inc.	15,551	1,021
	Heritage Commerce Corp.	95,429	1,013
*	Metropolitan Bank Holding Corp.	15,299	994
	Washington Trust Bancorp Inc.	26,640	989
	Great Southern Bancorp Inc.	15,275	979
	Amalgamated Financial Corp.	26,408	941
	Farmers National Banc Corp.	58,942	922
	CNB Financial Corp.	32,936	919
	Peapack-Gladstone Financial Corp.	25,147	909
	Capital City Bank Group Inc.	22,576	889
	Midland States Bancorp Inc.	33,125	889
	Arrow Financial Corp.	26,792	884
	First Foundation Inc.	109,514	871
	Bar Harbor Bankshares	23,908	860
	First Financial Corp.	17,616	860
	HomeTrust Bancshares Inc.	23,061	855
	SmartFinancial Inc.	22,593	819
	HarborOne Bancorp Inc.	60,761	783
	Northfield Bancorp Inc.	56,334	754
	South Plains Financial Inc.	19,389	754
	Flushing Financial Corp.	41,049	728
	Kearny Financial Corp.	90,935	720
*	Carter Bankshares Inc.	37,460	700
[1]	Hingham Institution for Savings	2,379	674
	Mid Penn Bancorp Inc.	20,385	653
	Bank of Marin Bancorp	22,843	578
			3,579,210
Capital Markets (24.3%)
	Goldman Sachs Group Inc.	494,923	301,195
	S&P Global Inc.	501,622	262,103
	Morgan Stanley	1,901,462	250,251
	Blackrock Inc.	232,116	237,408
	Blackstone Inc.	1,128,490	215,643
	Charles Schwab Corp.	2,508,003	207,562
	KKR & Co. Inc.	972,965	158,467
	Intercontinental Exchange Inc.	899,328	144,756
	CME Group Inc.	563,915	134,212
	Moody's Corp.	256,817	128,403
	Bank of New York Mellon Corp.	1,156,761	94,704
*	Coinbase Global Inc. Class A	302,115	89,486
	Ameriprise Financial Inc.	153,955	88,366
	MSCI Inc.	123,065	75,024
	Nasdaq Inc.	675,868	56,090
	Ares Management Corp. Class A	295,983	52,309
	Raymond James Financial Inc.	306,086	51,814
	State Street Corp.	460,253	45,340
	T Rowe Price Group Inc.	348,276	43,131
	LPL Financial Holdings Inc.	116,974	38,034
	Cboe Global Markets Inc.	163,681	35,331
	Northern Trust Corp.	315,436	35,064
	Interactive Brokers Group Inc. Class A	170,248	32,533
*	Robinhood Markets Inc. Class A	835,602	31,368
	FactSet Research Systems Inc.	59,625	29,256
	Tradeweb Markets Inc. Class A	182,298	24,701
	Blue Owl Capital Inc.	833,895	19,788

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	Carlyle Group Inc.	362,530	19,297
	Jefferies Financial Group Inc.	241,867	19,141
	Stifel Financial Corp.	161,819	18,739
	Evercore Inc. Class A	56,982	17,545
	Houlihan Lokey Inc.	83,426	15,775
	Morningstar Inc.	43,860	15,533
	MarketAxess Holdings Inc.	59,286	15,337
	SEI Investments Co.	172,623	14,264
	Hamilton Lane Inc. Class A	60,202	11,583
	Franklin Resources Inc.	452,804	10,306
	Invesco Ltd.	528,126	9,554
	Piper Sandler Cos.	27,809	9,538
	Janus Henderson Group plc	199,215	9,020
	Affiliated Managers Group Inc.	46,755	8,768
	Moelis & Co. Class A	110,621	8,516
	TPG Inc.	120,491	8,430
	Lazard Inc.	141,585	8,222
	StepStone Group Inc. Class A	100,950	6,652
	PJT Partners Inc. Class A	35,022	5,861
	BGC Group Inc. Class A	560,480	5,459
	Artisan Partners Asset Management Inc. Class A	108,513	5,294
	Federated Hermes Inc.	121,784	5,206
	Virtu Financial Inc. Class A	129,395	4,828
*	StoneX Group Inc.	44,936	4,663
	Victory Capital Holdings Inc. Class A	66,231	4,602
	Cohen & Steers Inc.	43,858	4,590
	DigitalBridge Group Inc.	271,250	3,553
	Virtus Investment Partners Inc.	11,044	2,728
*	Donnelley Financial Solutions Inc.	43,896	2,645
	WisdomTree Inc.	178,863	2,137
	Perella Weinberg Partners	79,906	2,051
	Brightsphere Investment Group Inc.	47,176	1,471
*	Open Lending Corp.	158,370	1,010
	P10 Inc. Class A	63,720	898
	Diamond Hill Investment Group Inc.	4,280	708
	Oppenheimer Holdings Inc. Class A	9,461	584
	Bridge Investment Group Holdings Inc. Class A	58,805	582
	Associated Capital Group Inc. Class A	4,649	169
[1]	B Riley Financial Inc.	27,130	159
			3,167,757
Consumer Finance (4.7%)
	American Express Co.	890,903	271,440
	Capital One Financial Corp.	597,688	114,762
	Discover Financial Services	392,924	71,681
	Synchrony Financial	620,955	41,927
*	SoFi Technologies Inc.	1,588,034	26,060
	Ally Financial Inc.	432,398	17,287
	OneMain Holdings Inc.	186,765	10,711
*	Upstart Holdings Inc.	119,108	9,385
	SLM Corp.	304,498	8,337
	FirstCash Holdings Inc.	63,022	6,861
*	Credit Acceptance Corp.	10,417	5,185
	Bread Financial Holdings Inc.	77,053	4,533
*	Enova International Inc.	41,527	4,382
	PROG Holdings Inc.	65,463	3,185
*	LendingClub Corp.	178,219	2,966
	Nelnet Inc. Class A	22,358	2,435
	Navient Corp.	130,118	2,027
*	Encore Capital Group Inc.	36,558	1,798
*	PRA Group Inc.	57,739	1,224
*	EZCorp. Inc. Class A	81,340	1,041
*	Moneylion Inc.	9,993	916
*	NerdWallet Inc. Class A	60,731	850
*	LendingTree Inc.	17,919	792
*	Green Dot Corp. Class A	73,323	753
*	World Acceptance Corp.	5,360	648
			611,186

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
Financial Services (24.8%)
*	Berkshire Hathaway Inc. Class B	2,075,928	1,002,715
	Mastercard Inc. Class A	1,292,512	688,831
	Visa Inc. Class A	1,867,009	588,257
*	Fiserv Inc.	901,963	199,298
*	PayPal Holdings Inc.	1,521,644	132,033
	Apollo Global Management Inc.	624,742	109,349
*	Block Inc. (XNYS)	868,847	76,936
	Fidelity National Information Services Inc.	853,677	72,819
	Global Payments Inc.	398,177	47,367
*	Corpay Inc.	103,696	39,527
*	Toast Inc. Class A	613,011	26,691
*	Affirm Holdings Inc.	376,632	26,368
	Equitable Holdings Inc.	495,963	23,920
	Jack Henry & Associates Inc.	114,940	20,250
	Corebridge Financial Inc.	416,956	13,497
	Voya Financial Inc.	154,223	12,801
*	WEX Inc.	64,317	12,134
	Jackson Financial Inc. Class A	117,777	11,800
	MGIC Investment Corp.	405,465	10,648
*	Shift4 Payments Inc. Class A	91,834	10,476
*	Mr. Cooper Group Inc.	100,821	9,948
	Essent Group Ltd.	167,056	9,653
	Radian Group Inc.	236,542	8,466
*	Euronet Worldwide Inc.	66,623	7,004
	Western Union Co.	525,892	5,790
	Walker & Dunlop Inc.	52,464	5,780
	HA Sustainable Infrastructure Capital Inc.	182,634	5,727
*	Payoneer Global Inc.	478,264	5,218
	PennyMac Financial Services Inc.	48,253	5,169
*	NMI Holdings Inc.	119,293	4,771
*	Remitly Global Inc.	228,880	4,706
*	Flywire Corp.	175,383	3,983
	EVERTEC Inc.	98,408	3,543
*	NCR Atleos Corp.	107,083	3,513
	Federal Agricultural Mortgage Corp. Class C	14,683	3,134
*	AvidXchange Holdings Inc.	268,416	3,071
*	Rocket Cos. Inc. Class A	198,169	2,879
	Compass Diversified Holdings	106,419	2,522
*	Marqeta Inc. Class A	620,911	2,409
	Cannae Holdings Inc.	88,222	1,914
*	Sezzle Inc.	4,350	1,845
	Merchants Bancorp	32,464	1,340
*	Paymentus Holdings Inc. Class A	31,104	1,176
*	Repay Holdings Corp.	126,314	1,021
	Cass Information Systems Inc.	20,455	918
	UWM Holdings Corp.	140,711	916
*	International Money Express Inc.	43,283	912
*	I3 Verticals Inc. Class A	36,295	900
*	Cantaloupe Inc.	91,117	827
			3,234,772
Insurance (16.3%)
	Progressive Corp.	917,485	246,693
	Marsh & McLennan Cos. Inc.	770,298	179,657
	Chubb Ltd.	600,757	173,457
	Aon plc Class A (XNYS)	306,291	119,925
	Arthur J Gallagher & Co.	343,389	107,220
	Aflac Inc.	833,911	95,066
	Travelers Cos. Inc.	357,314	95,060
	Allstate Corp.	413,902	85,839
	MetLife Inc.	934,169	82,422
	American International Group Inc.	1,007,864	77,485
	Prudential Financial Inc.	560,703	72,561
	Arch Capital Group Ltd.	589,037	59,328
	Hartford Financial Services Group Inc.	458,553	56,544
	Willis Towers Watson plc	158,913	51,170
	Brown & Brown Inc.	380,914	43,081
	Cincinnati Financial Corp.	244,457	39,072
*	Markel Group Inc.	20,332	36,250

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	Principal Financial Group Inc.	362,528	31,573
	W R Berkley Corp.	476,340	30,748
	Everest Group Ltd.	67,714	26,243
	Fidelity National Financial Inc.	409,391	25,951
	Loews Corp.	292,601	25,377
	Reinsurance Group of America Inc.	102,982	23,521
	RenaissanceRe Holdings Ltd.	81,603	23,351
	Unum Group	276,969	21,299
	Assurant Inc.	81,297	18,463
	Kinsale Capital Group Inc.	34,566	17,575
	Erie Indemnity Co. Class A	39,742	17,509
	American Financial Group Inc.	111,488	16,373
	Primerica Inc.	53,108	16,078
	Globe Life Inc.	140,585	15,639
	Old Republic International Corp.	385,506	15,023
	Ryan Specialty Holdings Inc.	159,642	12,037
	Axis Capital Holdings Ltd.	125,156	11,644
	RLI Corp.	64,341	11,318
	First American Financial Corp.	161,151	11,305
	Selective Insurance Group Inc.	94,923	9,691
	Lincoln National Corp.	265,716	9,443
	Hanover Insurance Group Inc.	56,072	9,252
	White Mountains Insurance Group Ltd.	4,063	8,167
	Assured Guaranty Ltd.	78,477	7,320
	Kemper Corp.	100,429	7,180
	CNO Financial Group Inc.	165,670	6,610
*	Enstar Group Ltd.	19,047	6,185
*	Genworth Financial Inc.	669,913	5,225
*	Baldwin Insurance Group Inc.	103,899	5,087
*	Brighthouse Financial Inc.	95,316	4,982
*	Goosehead Insurance Inc. Class A	35,996	4,540
*	Oscar Health Inc. Class A	260,970	4,523
*	Palomar Holdings Inc.	40,962	4,436
*	Lemonade Inc.	84,453	4,375
	Mercury General Corp.	43,439	3,430
	Stewart Information Services Corp.	42,920	3,223
*	Skyward Specialty Insurance Group Inc.	52,969	2,866
*	Trupanion Inc.	52,219	2,784
	Horace Mann Educators Corp.	64,165	2,687
*	SiriusPoint Ltd.	158,458	2,443
	Employers Holdings Inc.	40,010	2,135
	Safety Insurance Group Inc.	23,328	2,002
	AMERISAFE Inc.	30,236	1,784
	HCI Group Inc.	12,631	1,539
*	ProAssurance Corp.	76,449	1,278
*	Root Inc. Class A	12,440	1,242
	United Fire Group Inc.	33,331	1,020
	Universal Insurance Holdings Inc.	43,046	974
*	Ambac Financial Group Inc.	70,831	909
	Tiptree Inc.	37,534	855
*	Hippo Holdings Inc.	24,832	820
*	Hamilton Insurance Group Ltd. Class B	40,602	775
*	Bowhead Specialty Holdings Inc.	20,361	750
*	Greenlight Capital Re Ltd. Class A	43,926	656
	Donegal Group Inc. Class A	25,672	427
	James River Group Holdings Ltd.	58,823	276
			2,123,748
Mortgage Real Estate Investment Trusts (REITs) (0.7%)
	Annaly Capital Management Inc.	841,971	16,781
	AGNC Investment Corp.	1,222,495	11,809
	Starwood Property Trust Inc.	495,944	10,102
	Rithm Capital Corp.	811,838	9,133
	Blackstone Mortgage Trust Inc. Class A	256,854	4,937
[1]	Arbor Realty Trust Inc.	294,252	4,317
	Ladder Capital Corp.	178,543	2,118
	Apollo Commercial Real Estate Finance Inc.	210,195	1,944
	Ready Capital Corp.	258,113	1,902
	Two Harbors Investment Corp.	161,786	1,901
	Chimera Investment Corp.	125,735	1,866

Vanguard® Financials Index Fund
		Shares	Market Value ($000)
	PennyMac Mortgage Investment Trust	134,650	1,830
	MFA Financial Inc. REIT	159,897	1,777
	Franklin BSP Realty Trust Inc. REIT	129,851	1,698
	Ellington Financial Inc.	133,208	1,646
	Redwood Trust Inc.	206,052	1,475
	Dynex Capital Inc.	116,953	1,468
	ARMOUR Residential REIT Inc.	77,346	1,463
	Brightspire Capital Inc.	206,143	1,307
	Claros Mortgage Trust Inc.	174,826	1,187
	KKR Real Estate Finance Trust Inc.	92,184	1,072
	New York Mortgage Trust Inc.	143,429	881
	Orchid Island Capital Inc.	107,907	841
	TPG RE Finance Trust Inc.	90,175	823
	Invesco Mortgage Capital Inc. REIT	92,772	775
	Ares Commercial Real Estate Corp.	77,118	557
			85,610
Total Common Stocks (Cost $8,842,425)			12,802,283
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $211,773)	2,118,095	211,788
Total Investments (99.8%) (Cost $9,054,198)			13,014,071
Other Assets and Liabilities—Net (0.2%)			25,862
Net Assets (100.0%)			13,039,933
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,019,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,275,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	1/31/25	CITNA	236,310	(4.705)	412	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $19,028,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a

Vanguard® Financials Index Fund
default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,802,283	—	—	12,802,283
Temporary Cash Investments	211,788	—	—	211,788
Total	13,014,071	—	—	13,014,071
Derivative Financial Instruments
Assets
Swap Contracts	—	412	—	412